Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share for the loss attributable to owners of the Company (in dollar)
Schedule of losses earnings per shares

	2025	2024	2023
	S$	S$	S$

Loss for the year	(6,695,581)	(5,507,764)	(2,094,169)

Weighted average number of ordinary shares for the purpose of calculating the basic loss per share	10,144,017	8,005,257	6,648,266
Weighted average number of ordinary shares for the purpose of calculating the dilutive loss per share	10,144,017	8,005,257	6,648,266